EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended August 31, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	38.41%
From	01-Aug-13	15-Aug-13	16-Sep-13	Floating Allocation Percentage at Month-End	85.54%
To	31-Aug-13	16-Sep-13
Days	32

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$756,262.40
Series Nominal Liquidation Amount	1,242,956,262.40

Required Participation Amount	$1,242,956,262.40		Accumulation Account
Excess Receivables	$272,494,915.50		Beginning	-
			Payout	-
Total Collateral	$1,515,451,177.90		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	151.55%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	32
	Total Pool		LIBOR	0.184060%
Beginning Gross Principal Pool Balance	$4,267,215,811.46		Applicable Margin	0.300000%
Total Principal Collections	$(2,025,944,100.44)			0.484060%
Investment in New Receivables	$2,207,200,944.24
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	430,275.56	0.43
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.43
Less Net CMA Offset	$(497,087,557.19)
Less Servicing Adjustment	$(5,925,119.15)		Total Due Investors	430,275.56	0.484060%
Ending Balance	$3,945,459,978.92		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,710,446.83
SAP for Next Period	38.41%

Average Receivable Balance	$3,863,008,808.82
Monthly Payment Rate	52.44%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,666,110.83
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,666,110.83